Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a. Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b. Financial statements in U. S. dollars:

A majority of the revenues of the Company and its subsidiary is generated in United States dollars ("dollars"). In addition, a substantial portion of their costs is incurred or denominated in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiary operate. Thus, the dollar is their functional and reporting currency. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars, in accordance with ASC Topic 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c. Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All inter-company balances and transactions have been eliminated upon consolidation.

d. Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less when purchased.

e. Short-term bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.

f. Investment in affiliates:

For the purposes of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over the affiliate's operating and financial policies. If the Company lacks the ability to exercise significant influence over the affiliate's operating and financial policies, the investment should be accounted for on a cost basis.

The Company's investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable. As of December 31, 2011 and 2010, the Company's investments are accounted for on a cost basis and no impairment losses have been identified.

g. Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33.33
Office furniture and equipment	7– 20
Motor vehicles	15
Leasehold improvements	Over the shorter of the term of the
lease or the life of the assets

h. Impairment of long-lived assets:

The Company and its subsidiary's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment losses were recorded in 2009 through 2011.

i. Goodwill:

Goodwill and certain other purchased intangible assets have been recorded as a result of an acquisition made in 2010. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test at December 31, of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value determined using market capitalization. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the two years in the period ended December 31, 2011, no impairment losses have been identified.

j. Intangible assets:

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 6 to 10 years. Acquired customer contracts and relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer contracts and relationships arrangements as compared to the straight-line method. Other intangible assets consist primarily of technology are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

During 2009 and 2010, no impairment losses have been identified. In 2011, impairment losses of $520 were recorded in respect of covenants not to compete. See Note 1.

k. Fair value measurements:

Concurrently with the adoption of ASC 820, the Company adopted ASC Topic 825, "Financial Instruments," ("ASC 825") which permits entities to elect, at specified election dates, to measure eligible financial instruments at fair value. As of December 31, 2010 and 2011, the Company did not elect the fair value option under ASC 825 for any financial assets and liabilities that were not previously measured at fair value.

The carrying amounts of cash and cash equivalents, marketable securities, trade receivables, prepaid expenses, other accounts receivable and accounts payable, approximate their fair values due to the short-term maturities of financial instruments.

l. Revenue recognition:

The Company derives revenues from sale of Anti-Spam, Anti-virus, Zero-Hour™ Virus Outbreak Protection, GlobalView Mail Reputation, GlobalView URL filtering and Command Antivirus services to OEM partners and enterprises.

Revenue is recognized in accordance with ASC 605 - 25 "Revenue Recognition" and Staff Accounting Bulletin Topic 13, when the earnings process is complete, as evidenced by an agreement between the customer and the Company, when services have been rendered, when the fee is fixed or determinable and when collectability is probable.

Revenues from such services are recognized over the service term, which generally includes a term period of one to three years.

Deferred revenues include unearned amounts received from customers, but not yet recognized as revenues.

m. Research and development costs:

ASC 985-20, "Costs of Software to be Sold, Leased or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs have been expensed.

n. Government grants:

Royalty-bearing grants from the Government of Israel for funding certain approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the related costs incurred and recorded as a deduction of research and development costs. Research and development grants from the Government of Israel amounted to $ 131, $ 774 and $ 263 in 2011, 2010 and 2009, respectively. See note 5a.

o. Concentrations of credit risk:

The Company and its subsidiary have no significant off-balance-sheet concentration of credit risk.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of trade receivables and cash and cash equivalents. The majority of the Company's cash and cash equivalents are invested in dollars and dollar linked investments and are deposited in major banks in the United States and Israel. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The trade receivables of the Company are derived from transactions with companies located primarily in North America, Europe, Israel and Asia. An allowance for doubtful accounts is determined with respect to those amounts that the Company and its subsidiary have determined to be doubtful of collection. The allowance for doubtful accounts was $45 and $ 32 at December 31, 2010 and 2011 respectively. Bad debt expense for each of the years ended December 31, 2009, 2010 and 2011 was $0, $ 77 and $ 7, respectively.

p. Accounting for stock-based compensation:

ASC 718 - "Compensation-stock Compensation"- ("ASC 718") requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expense for the value of its awards on a straight line basis over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718, and ASC 505-50, "Equity Based Payments to Non Employees" ("ASC 505-50"), with respect to options issued to non-employees.

The fair value for options granted in 2009, 2010 and 2011 is estimated at the date of grant using a Black-Scholes options pricing model with the following weighted average assumptions:

Employee stock options	Year ended December 31,
				2009	2010	2011

Volatility	82%	71%-73%	68%-70%
Risk-free interest rate	1.3%-1.6%	1.1%-1.6%	0.6%-2.1%
Dividend yield	0%	0%	0%
Expected life (years)	3.35	3.7-4.6	3.6-4.8

     . q. Basic and diluted net earnings per share:

Basic and diluted net earnings per share are presented in accordance with ASC Topic 260, "Earnings per Share", for all periods presented.

Basic net earnings per share have been computed using the weighted-average number of Ordinary shares outstanding during the year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus the weighted average number of dilutive potential Ordinary shares considered outstanding during the year.

In 2009, 2010 and 2011, the difference between the denominator of basic and diluted net earnings per share is due to the effect of dilutive securities for stock options and warrants. In 2009, 2010 and 2011 2,584,732, 1,211,247 and 1,034,288, respectively, weighted average number of shares related to options and warrants outstanding were excluded from calculation of the diluted earnings per share since they would have an anti-dilutive effect.

r. Severance pay:

The Company's liability for severance pay in Israel is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided by monthly deposits with severance pay funds and insurance policies, and by an accrual. The value of those funds and policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Severance expense (income) for the years ended December 31, 2009, 2010 and 2011 was approximately $ (31), $ (10) and $ 66, respectively.

s. Treasury shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as Treasury shares. The Company presents the cost to repurchase Treasury shares as a reduction in shareholders' equity.

t. Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. No liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

u. Recently issued accounting pronouncements:

In June 2011, the FASB issued an amendment to an existing accounting standard which requires companies to present net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. In addition, in December 2011, the FASB issued an amendment to an existing accounting standard which defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. The Company's adoption of both standards is not expected to have an impact on the Company's consolidated financial statements.

In September 2011, the FASB issued an amendment to an existing accounting standard, which provides entities an option to perform a qualitative assessment to determine whether further impairment testing on goodwill is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company's adoption of this standard is not expected to have a material impact on the Company's financial statements and disclosures.

In May 2011, the FASB issued a new accounting standard update, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company's adoption of this standard is not expected to have a material impact on the Company's financial statements and disclosures.